Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-43243
Entity Registrant Name	Yesway, Inc.
Entity Central Index Key	0001859836
Entity Tax Identification Number	86-3446060
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2301 Eagle Parkway
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76177
City Area Code	682
Local Phone Number	428-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	YSWY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false